NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Oct. 31, 2011
Earnings Per Share [Abstract]
Reconciliation of the numerators and denominators of the basic and diluted net income per share
The following is a reconciliation of the numerators and denominators of the basic and diluted net income (loss) per share computations for the periods presented below. As a result of the company's net loss in 2009, the computation of diluted net loss per share for 2009 excludes the diluted impact of all common stock equivalents outstanding.

	Years Ended October 31,
	2011	2010	2009
	(in millions)
Numerator:
Net income (loss)	$1,012	$684	$(31)
Denominators:
Basic weighted average shares	347	347	346
Potentially dilutive common stock equivalents — stock options and other employee stock plans	8	6	—
Diluted weighted average shares	355	353	346

Schedule of anti-dilutive options
The following table presents options to purchase shares of common stock, which were not included in the computation of diluted net income (loss) per share because they were anti-dilutive.

	Years Ended October 31,
	2011	2010	2009
Options to purchase shares of common stock (in millions)	1	11	29